Firstar Mutual Fund Services LLP
                            615 East Michigan Street
                                    2nd Floor
                               Milwaukee, WI 53202



Elaine E. Richards
(414) 287-3338
elaine_richards@firstar.com

                                   May 7, 1999



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      LKCM Funds
                  File Nos. 811-8352 and 33-75116

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectus and statement of additional information dated May 1, 1999 that would have been filed under Rule 497(c), do not differ from the forms of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 10 on May 3, 1999.

Please note that on May 6, 1999 an incorrect filing with accession number 0000891804-99-000958 was inadvertently made under Rule 497 for the Trust. Please disregard that filing as it pertains to a completely different investment company and should not have been filed on behalf of the Trust.

If you have any questions, regarding this filing, please call the undersigned at
(414) 287-3338.


                                                     Sincerely,

                                                     /s/ Elaine E. Richards

                                                     Elaine E. Richards, Esq.